Notes to the consolidated statement of cash flows (Total cash outflow for leases) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes to the consolidated statement of cash flows
Within financing activities	¥ 1,860,532	¥ 1,297,746	¥ 488,015
Total	1,860,532	1,297,746
Principal portion of lease liabilities paid	¥ 1,486,000	¥ 1,022,000